GOVERNMENTAL SUPPORT	6 Months Ended
Jun. 30, 2024
Governmental Support [Abstract]
GOVERNMENTAL SUPPORT
NOTE 12 – GOVERNMENTAL SUPPORT

During 2022 and 2021, governments in some of the countries in which we operate have announced the implementation of government assistance measures, which mitigated the impact of the COVID-19 outbreak on our results and liquidity.

In the Netherlands wage tax, social security and VAT payments for the period March 2020 until September 2021 were postponed and will be paid in 60 monthly installments, starting October 2022. The debt incurs annual interest starting July 2022 of 1% and increases every six months to a maximum of 4% starting on January 1, 2024 onwards. As of June 30, 2024, and December 31, 2023, the Company accumulated debt of €21,565 and €24,886 ($23,188 and $27,347), respectively, to the Dutch tax authorities.